ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2014
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

4. ALLOWANCE FOR DOUBTFUL ACCOUNTS

           Allowance for doubtful accounts are comprised of allowances for accounts receivable trade, advances to suppliers and other receivables.

           An analysis of allowances for accounts receivable, trade for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Beginning of the year	9,505,481	47,582,217	38,482,827
Allowances made (reversed) during the year, net	43,240,595	(1,897,423)	(5,843,084)
Accounts written-off against allowances	(5,325,908)	(7,877,676)	(8,677)
Foreign exchange effect	162,049	675,709	(814,166)

Closing balance	47,582,217	38,482,827	31,816,900

           An analysis of allowances for advances to suppliers for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Beginning of the year	38,123,721	38,545,487	40,046,830
Allowances made (reversed) during the year, net	370,622	855,066	4,349
Foreign exchange effect	51,144	646,277	(2,315,751)

Closing balance	38,545,487	40,046,830	37,735,428

           An analysis of allowances for other receivables for the years ended December 31, 2012, 2013, 2014 is as follows:

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Beginning of the year	—	756,062	887,024
Allowances made (reversed) during the year, net	752,928	107,533	(52,671)
Foreign exchange effect	3,134	23,429	(4,751)

Closing balance	756,062	887,024	829,602